Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments - operational
Accrued wages and other expenses	$ 7,068	$ 2,423
Commitments – principal repayments
Debentures (Note 14)	39,794	$ 40,658
2022 [Member]
Commitments - operational
Lease payments	1,308
Trade payables	6,260
Accrued wages and other expenses	14,523
Interest – Credit Facilities (Note 13)	3,644
Interest – Debentures (Note 14)	2,952
Purchase obligations	1,052
Total commitments - operational	29,739
Commitments – principal repayments
Debentures (Note 14)	2,705
Total Commitments Principal Repayments	2,705
Total contractual obligations	32,444
2023 [Member]
Commitments - operational
Lease payments	1,297
Interest – Credit Facilities (Note 13)	3,644
Interest – Debentures (Note 14)	1,502
Total commitments - operational	6,443
Commitments – principal repayments
Debentures (Note 14)	19,717
Total Commitments Principal Repayments	19,717
Total contractual obligations	26,160
2024 [Member]
Commitments - operational
Lease payments	1,206
Interest – Credit Facilities (Note 13)	3,644
Interest – Debentures (Note 14)	0
Total commitments - operational	4,850
Commitments – principal repayments
Debentures (Note 14)	18,953
Total Commitments Principal Repayments	18,953
Total contractual obligations	23,803
2025 [Member]
Commitments - operational
Lease payments	1,240
Interest – Credit Facilities (Note 13)	1,822
Total commitments - operational	3,062
Commitments – principal repayments
Credit facility (Note 13)	44,983
Total Commitments Principal Repayments	44,983
Total contractual obligations	48,045
2026 [Member]
Commitments - operational
Lease payments	1,255
Total commitments - operational	1,255
Commitments – principal repayments
Total contractual obligations	1,255
Thereafter [Member]
Commitments - operational
Lease payments	1,472
Total commitments - operational	1,472
Commitments – principal repayments
Total contractual obligations	$ 1,472